Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note D—Fair Value of Financial Instruments
Cash and cash equivalents, accounts receivable, contract assets, prepaid expenses and other current assets, accounts payable, accrued expenses, contract liabilities, other current liabilities, and long-term debt are reflected on the consolidated balance sheets at amounts that approximate fair value because of the short-term nature of these financial assets and liabilities.
Private warrants and written put options are valued using a modified Black-Scholes option pricing model, which is considered to be a Level 3 fair value measurement. See the Note–Warrants for information on the Level 3 inputs used to value the private warrants and the Note–Written Put Options for information on the Level 3 inputs used to value the written put options.
The table below presents the financial liabilities measured at fair value on a recurring basis:

		Successor
		December 31, 2021
	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Private warrants	Other non-current liabilities	$—	$—	$319	$319
Written put options	Derivative liabilities	—	—	44,827	44,827

The changes in the fair value of the Level 3 liabilities are as follows:

	Level 3
	Private warrants	Written put options
December 31, 2020	$—	$—
Additions	422	11,371
Changes in fair value	(103)	33,456

December 31, 2021	$319	$44,827